Note 5 - Credit Assets, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Principal amount	$ 4,329,306	$ 4,217,642	$ 3,965,167
EL %	0.10%	0.08%
Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 4,233	$ 3,303	2,386
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 3,401,328	$ 3,307,328	3,078,941
EL %	0.06%	0.02%
Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,971	$ 783	65	$ 100
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 927,978	$ 910,314	886,226
EL %	0.24%	0.28%
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,262	$ 2,520	2,321	2,413
Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 4,102,534	$ 4,031,800
EL %	0.09%	0.07%
Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,683	$ 2,996	1,910
Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 3,388,092	$ 3,294,675
EL %	0.06%	0.02%
Stage 1 [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,911	$ 783	65	100
Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 714,442	$ 737,125
EL %	0.25%	0.30%
Stage 1 [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,772	$ 2,213	1,845	1,845
Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 225,603	$ 185,774
EL %	0.22%	0.16%
Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 492	$ 306	476
Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 12,228	$ 12,653
EL %	0.03%	0.00%
Stage 2 [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 4	$ 0	0	0
Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 213,375	$ 173,121
EL %	0.23%	0.18%
Stage 2 [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 488	$ 306	476	568
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Principal amount	$ 1,169	$ 68
EL %	4.96%	1.47%
Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 58	$ 1	0
Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 1,008	$ 0
EL %	5.56%	0.00%
Financial instruments credit-impaired [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 56	$ 0	0	0
Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 161	$ 68
EL %	1.24%	1.47%
Financial instruments credit-impaired [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2	$ 1	$ 0	$ 0